SEGMENTS - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) employee	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 4,423	£ 4,326	£ 4,667
Non-interest income/(expense)	373	357	509
Total operating income	4,796	4,683	5,176
Operating expenses before credit impairment charges, provisions and charges	(2,494)	(2,577)	(2,485)
Credit impairment charges	(193)	(70)	(206)
Provisions for other liabilities and charges	(599)	(706)	(336)
Total credit impairment charges, provisions and charges	(792)	(776)	(542)
Profit before tax	1,510	1,330	2,149
Revenue/(expense) from external customers	4,796	4,683	5,176
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	468	474	542
Insurance, protection and investments	48	48	47
Credit cards	100	92	94
Non-banking and other fees	138	116	118
Total fee and commission income	754	730	801
Fee and commission expense	(421)	(484)	(505)
Net fee and commission income	333	246	296
Customer loans	200,556	197,858	206,690
Customer deposits	£ 190,174	£ 183,409	£ 193,563
Average number of full-time equivalent staff | employee	16,795	19,419	19,706
Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 0	£ 0	£ 0
Retail & Business Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	3,517	3,435	3,740
Non-interest income/(expense)	173	117	177
Total operating income	3,690	3,552	3,917
Operating expenses before credit impairment charges, provisions and charges	(1,933)	(1,980)	(1,816)
Credit impairment charges	(133)	(49)	(150)
Provisions for other liabilities and charges	(340)	(297)	(233)
Total credit impairment charges, provisions and charges	(473)	(346)	(383)
Profit before tax	1,284	1,226	1,718
Revenue/(expense) from external customers	4,273	3,789	3,670
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	415	424	493
Insurance, protection and investments	48	48	47
Credit cards	100	92	94
Non-banking and other fees	5	3	3
Total fee and commission income	568	567	637
Fee and commission expense	(397)	(445)	(463)
Net fee and commission income	171	122	174
Customer loans	175,196	173,739	182,267
Customer deposits	£ 155,652	£ 151,815	£ 158,329
Average number of full-time equivalent staff | employee	13,802	15,993	16,330
Retail & Business Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ (583)	£ (237)	£ 247
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	129	144	156
Non-interest income/(expense)	181	182	192
Total operating income	310	326	348
Operating expenses before credit impairment charges, provisions and charges	(150)	(152)	(141)
Credit impairment charges	(8)	(17)	(15)
Provisions for other liabilities and charges	(228)	(332)	(18)
Total credit impairment charges, provisions and charges	(236)	(349)	(33)
Profit before tax	(76)	(175)	174
Revenue/(expense) from external customers	781	754	663
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	38	28	25
Total fee and commission income	38	28	25
Fee and commission expense	(8)	(7)	(6)
Net fee and commission income	30	21	19
Customer loans	4,979	4,759	5,228
Customer deposits	£ 0	£ 0	£ 0
Average number of full-time equivalent staff | employee	762	773	816
Consumer Finance | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ (471)	£ (428)	£ (315)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	677	694	841
Non-interest income/(expense)	117	128	135
Total operating income	794	822	976
Operating expenses before credit impairment charges, provisions and charges	(376)	(417)	(351)
Credit impairment charges	(28)	(4)	(40)
Provisions for other liabilities and charges	(68)	(50)	(15)
Total credit impairment charges, provisions and charges	(96)	(54)	(55)
Profit before tax	322	351	570
Revenue/(expense) from external customers	647	562	712
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	49	50	49
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	92	73	79
Total fee and commission income	141	123	128
Fee and commission expense	(5)	(10)	(11)
Net fee and commission income	136	113	117
Customer loans	18,927	18,029	17,939
Customer deposits	£ 24,414	£ 22,137	£ 24,066
Average number of full-time equivalent staff | employee	2,092	2,494	2,376
Corporate & Commercial Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 147	£ 260	£ 264
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	100	53	(70)
Non-interest income/(expense)	(98)	(70)	5
Total operating income	2	(17)	(65)
Operating expenses before credit impairment charges, provisions and charges	(35)	(28)	(177)
Credit impairment charges	(24)	0	(1)
Provisions for other liabilities and charges	37	(27)	(70)
Total credit impairment charges, provisions and charges	13	(27)	(71)
Profit before tax	(20)	(72)	(313)
Revenue/(expense) from external customers	(905)	(422)	131
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	4	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	3	12	11
Total fee and commission income	7	12	11
Fee and commission expense	(11)	(22)	(25)
Net fee and commission income	(4)	(10)	(14)
Customer loans	1,454	1,331	1,256
Customer deposits	£ 10,108	£ 9,457	£ 11,168
Average number of full-time equivalent staff | employee	139	159	184
Corporate Centre | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 907	£ 405	£ (196)